LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.94%
INVESTMENT COMPANIES–96.94%
Equity Funds–40.91%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	3,834,519	$185,836,112
LVIP BlackRock Equity Dividend Fund	9,393,062	237,165,425
LVIP Channing Small Cap Value Fund	1,934,415	24,623,164
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	19,965,296	325,633,986
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	6,881,105	98,633,759
LVIP Macquarie Mid Cap Value Fund	3,160,088	136,989,812
LVIP SSGA Mid-Cap Index Fund	6,745,151	86,580,757
LVIP SSGA Nasdaq-100 Index Fund	1,029,106	17,293,104
LVIP SSGA S&P 500 Index Fund	14,699,879	487,947,788
LVIP SSGA Small-Cap Index Fund	1,783,436	61,742,550
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,121,709	135,381,656
		1,797,828,113
Fixed Income Funds–37.24%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	11,087,060	104,983,365
LVIP JPMorgan Core Bond Fund	98,674,871	1,008,950,558
LVIP JPMorgan High Yield Fund	9,819,481	102,957,261
LVIP Macquarie Bond Fund	23,334,345	280,642,167
LVIP SSGA Bond Index Fund	13,473,447	139,423,233
		1,636,956,584
Global Equity Fund–0.59%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	3,147,480	25,699,174
		25,699,174
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.20%
Lincoln Variable Insurance Products Trust-
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	6,900,697	$67,792,443
LVIP Franklin Templeton Multi-Factor International Equity Fund	7,571,861	78,406,623
LVIP Loomis Sayles Global Growth Fund	4,393,893	87,082,572
LVIP MFS International Growth Fund	8,019,564	170,471,873
LVIP Mondrian International Value Fund	9,717,832	201,547,829
LVIP SSGA Emerging Markets Equity Index Fund	5,973,111	79,400,567
LVIP SSGA International Index Fund	8,806,192	115,352,309
		800,054,216
Total Affiliated Investments (Cost $3,165,544,385)		4,260,538,087

UNAFFILIATED INVESTMENT–2.88%
INVESTMENT COMPANY–2.88%
Money Market Fund–2.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	126,776,637	126,776,637
Total Unaffiliated Investment (Cost $126,776,637)		126,776,637

TOTAL INVESTMENTS–99.82% (Cost $3,292,321,022)	4,387,314,724
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	7,870,590
NET ASSETS APPLICABLE TO 305,360,017 SHARES OUTSTANDING–100.00%	$4,395,185,314

✧✧Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
36	CME Australian Dollar Currency Futures	$2,383,920	$2,382,509	12/15/25	$1,411	$—
58	CME British Pound Currency Futures	4,875,986	4,909,746	12/15/25	—	(33,760)
92	CME Euro Foreign Exchange Currency Futures	13,560,800	13,545,750	12/15/25	15,050	—
75	CME Japanese Yen Currency Futures	6,388,125	6,406,623	12/15/25	—	(18,498)
4	CME Swedish Krona Currency Futures	854,400	859,303	12/15/25	—	(4,903)
					16,461	(57,161)
Equity Contracts:
109	CME E-mini Russell 2000 Index Futures	13,382,475	13,190,839	12/19/25	191,636	—
169	CME E-mini S&P 500 Index Futures	56,942,438	56,156,057	12/19/25	786,381	—
67	CME E-mini S&P MidCap 400 Index Futures	22,017,540	22,169,785	12/19/25	—	(152,245)
213	Eurex EURO STOXX 50 Futures	13,856,533	13,633,493	12/19/25	223,040	—
38	FTSE 100 Index Futures	4,807,814	4,759,544	12/19/25	48,270	—
59	ICE U.S. MSCI Emerging Markets Index Futures	4,011,115	3,969,610	12/19/25	41,505	—
33	OML Stockholm OMXS30 Index Futures	934,154	926,712	10/17/25	7,442	—
16	SFE S&P ASX Share Price Index 200 Futures	2,348,504	2,359,103	12/18/25	—	(10,599)
28	TSE TOPIX Futures	5,947,060	5,940,460	12/11/25	6,600	—
					1,304,874	(162,844)
Total Futures Contracts					$1,321,335	$(220,005)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes.
LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.94%@
Equity Funds-40.91%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$199,477,129	$69,767,295	$43,687,448	$16,783,394	$(56,504,258)	$185,836,112	3,834,519	$—	$—
✧✧LVIP BlackRock Equity Dividend Fund	237,879,615	37,053,638	34,696,365	(468,679)	(2,602,784)	237,165,425	9,393,062	—	—
✧✧LVIP Channing Small Cap Value Fund	24,634,840	4,899,475	5,229,391	134,389	183,851	24,623,164	1,934,415	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	318,931,626	35,933,078	58,341,290	1,689,446	27,421,126	325,633,986	19,965,296	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	72,975,962	29,345,153	12,693,645	(1,224,517)	10,230,806	98,633,759	6,881,105	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	126,137,541	32,485,289	19,265,774	(748,139)	(1,619,105)	136,989,812	3,160,088	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	87,101,580	14,225,786	12,987,998	290,988	(2,049,599)	86,580,757	6,745,151	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	17,785,825	1,235,213	3,831,538	1,054,026	1,049,578	17,293,104	1,029,106	—	—
✧✧LVIP SSGA S&P 500 Index Fund	511,024,887	26,945,787	91,380,256	60,502,002	(19,144,632)	487,947,788	14,699,879	—	—
✧✧LVIP SSGA Small-Cap Index Fund	80,108,363	9,145,140	31,156,326	11,848,945	(8,203,572)	61,742,550	1,783,436	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	127,678,963	27,903,330	21,098,613	956,451	(58,475)	135,381,656	4,121,709	—	—
Fixed Income Funds-37.24%@
✧✧LVIP SSGA Short-Term Bond Index Fund	22,358,844	—	22,444,328	(125,564)	211,048	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	111,221,065	5,909,865	17,357,802	(784,665)	5,994,902	104,983,365	11,087,060	512,017	—
✧✧LVIP JPMorgan Core Bond Fund	619,498,434	367,934,059	28,775,020	40,407	50,252,678	1,008,950,558	98,674,871	185,604	—
✧✧LVIP JPMorgan High Yield Fund	108,091,518	4,839,578	16,731,957	(459,286)	7,217,408	102,957,261	9,819,481	4,669	—
✧✧LVIP Macquarie Bond Fund	647,867,873	25,197,701	419,398,741	(33,138,484)	60,113,818	280,642,167	23,334,345	406,879	—
✧✧LVIP SSGA Bond Index Fund	190,927,976	3,323,752	64,087,075	(7,174,501)	16,433,081	139,423,233	13,473,447	—	—
Global Equity Fund-0.59%@
✧✧LVIP BlackRock Real Estate Fund	32,085,128	1,419,001	10,244,124	599,589	1,839,580	25,699,174	3,147,480	—	—
International Equity Funds-18.20%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	56,924,240	9,216,289	12,124,674	16,389	13,760,199	67,792,443	6,900,697	—	—
LVIP Franklin Templeton Multi-Factor International Equity Fund	78,445,607	813,989	20,650,706	1,832,324	17,965,409	78,406,623	7,571,861	—	—
LVIP Loomis Sayles Global Growth Fund	88,336,764	10,185,697	19,037,411	6,487,822	1,109,700	87,082,572	4,393,893	—	—
LVIP MFS International Growth Fund	170,098,705	18,722,397	31,855,561	6,748,956	6,757,376	170,471,873	8,019,564	—	—
LVIP Mondrian International Value Fund	214,786,782	6,400,858	66,623,688	9,196,375	37,787,502	201,547,829	9,717,832	188,672	—
LVIP SSGA Emerging Markets Equity Index Fund	100,588,861	931,935	43,143,205	5,233,679	15,789,297	79,400,567	5,973,111	25,046	—
LVIP SSGA International Index Fund	135,265,971	1,234,602	48,816,192	11,053,500	16,614,428	115,352,309	8,806,192	35,738	—
Total	$4,380,234,099	$745,068,907	$1,155,659,128	$90,344,847	$200,549,362	$4,260,538,087		$1,358,625	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund–3